Goodwill (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross	₨ 21,201	₨ 21,193
Goodwill arising on business combinations	7,377	0
Effect of translation adjustments	180	8
Impairment loss	(16,948)	(16,948)
Closing balance	₨ 11,810	₨ 4,253	$ 138